AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 9, 1998

                                                       REGISTRATION NO. 33-55781
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--75
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 24, 1997.

Check box if it is proposed that this filing will become effective on January 16, 1998 pursuant to paragraph (b) of Rule 485. / x /

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                                                   DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE                    local governments and authorities or by certain
SERIES--75                    U.S. territories or possessions. Each Trust is
(UNIT INVESTMENT              formed to provide interest income which in the
TRUSTS)                       opinion of bond or local counsel is, with certain
------------------------------exceptions, exempt from Federal income taxes and
/ / DESIGNED FOR              from certain state and local taxes of the State
      TAX-FREE INCOME         for which the Trust is named but may be subject to
/ / DEFINED PORTFOLIOS OF     other state and local taxes. There is no assurance
      MUNICIPAL BONDS         that this objective will be met because it is
/ / MONTHLY INCOME            subject to the continuing ability of issuers of
CALIFORNIA INSURED TRUST      the bonds to meet their principal and interest
FLORIDA INSURED TRUST         requirements. Furthermore, the market value of the
NEW JERSEY INSURED TRUST      bonds, and therefore the value of the Units, will
NEW YORK INSURED TRUST        fluctuate with changes in interest rates and other
OHIO INSURED TRUST            factors. Each Trust is insured. This insurance
PENNSYLVANIA INSURED TRUST    guarantees the timely payment of principal and
                              interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



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                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-221-7771.
PaineWebber Incorporated       PROSPECTUS PART A DATED JANUARY 16, 1998.

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Def ined Asset FundsSM
Defined Asset Funds are America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of October 31, 1997, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in each Trust are insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was November 16, 1994) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond or local counsel, interest income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and from certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.

Under the recently enacted Taxpayer Relief Act of 1997, an investor who is an individual and has held his pro rata portions of bonds for more than eighteen months may be entitled to a 20% maximum federal tax rate for gains from the sale of these bonds or corresponding Units. Investors should consult their tax advisers in this regard.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in each Trust will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for redeeming or selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                        Defined California Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               22%
/ / Housing                                            14%
/ / Lease Rental Appropriation                         15%
/ / Municipal Water/Sewer Utilities                    16%
/ / Refunded Bonds                                     17%
/ / State/Local Municipal Electric
  Utilities                                            16%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             30%
Financial Guaranty Insurance Company                    16%
MBIA Insurance Corporation                              54%


RISK FACTORS

The Portfolio is not considered to be concentrated in any particular category of bonds. (See Risk Factors in Part B.) The Portfolio is, however, concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on the following page.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 101% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.69
Annual Income per unit:                                  $   56.34


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,096.19

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,294,477), divided by the number of units outstanding (3,169), plus a sales charge of 5.16% of the Public Offering Price (5.444% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,039.60 ($56.59 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Portfolio Supervision and Bookkeeping Fees           $     0.45
Evaluator's Fee                                      $     0.41
Other Operating Expenses                             $     0.59
                                                   --------------
TOTAL                                                $     2.15

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                           California Taxes and Risks
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CALIFORNIA RISK FACTORS

     From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.

     Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1997-1998 Budget Act allocated a State budget of some $66.9 billion. The Budget Act contains no tax increases and no tax reductions.

     Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

     Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Finally, certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     In addition, the California Supreme Court has recently accepted for review a case challenging lease revenue financing of the type represented by bonds in the California Trust.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A+ by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is neither a business trust nor an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

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                         Defined Florida Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 Florida bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               36%
/ / Industrial Development Revenue                     4%
/ / Lease Rental Appropriation                         21%
/ / Municipal Water/Sewer Utilities                    19%
/ / Special Tax Issues                                 20%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             32%
Financial Guaranty Insurance Company                    19%
MBIA Insurance Corporation                              49%


RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Florida issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Florida, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 81% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.92
Annual Income per unit:                                  $   59.12


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,100.54

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($2,837,451), divided by the number of units outstanding (2,677), plus a sales charge of 3.69% of the Public Offering Price (3.831% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,059.94 ($40.60 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.44
Evaluator's Fee                                      $    0.49
Other Operating Expenses                             $    0.73
                                                  ---------------
TOTAL                                                $    2.35

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                            Florida Taxes and Risks
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FLORIDA RISK FACTORS

     The financial condition of the State of Florida is affected by various national, economic, social and environmental policies and conditions. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. South Florida is susceptible to international trade and currency imbalances and to economic problems in Central and South America due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State, on the other hand, could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agriculture-related problems, particularly with regard to the citrus and sugar industries. The State's economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

     General obligation bonds of the State are currently rated Aa by Moody's Investors Service and AA by Standard & Poor's.

FLORIDA TAXES

       In the opinion of Greenberg Traurig Hoffman Lipoff Rosen & Quentel, P.A., Miami, Florida, special counsel on Florida tax matters, under existing Florida law:

       1. The Fund will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

       2. Because Florida does not impose a personal income tax, non-corporate investors in Units of the Fund will not be subject to any Florida income taxes with respect to (i) amounts received by the Fund on the Bonds it holds; (ii) amounts which are distributed by the Fund to non-corporate investors in Units of the Fund or (iii) any gain realized on the sale or redemption of Bonds by the Fund or of a Unit of the Fund by a non-corporate investor. However, corporations as defined in Chapter 220, Florida Statutes
     (1995), (including limited liability companies) which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Fund and on any gain realized by a corporate investor on the sale or redemption of Units of the Fund by the corporate investor.

       3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business situs in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code, as amended.

       4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1995), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Fund will not be subject to Florida intangible personal property tax on any Bonds in the Fund issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Fund will not be subject to the Florida intangible personal property tax if the Fund invests solely in such Florida, Puerto Rico or Guam debt obligations.

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                        Defined New Jersey Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 New Jersey bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               7%
/ / Housing                                            17%
/ / Industrial Development Revenue                     35%
/ / Lease Rental Appropriation                         14%
/ / Refunded Bonds                                     27%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             32%
Financial Security Assurance of Maryland Inc.           7%
MBIA Insurance Corporation                              61%


RISK FACTORS

The Portfolio is concentrated in Industrial Development bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. The Portfolio is also concentrated in Refunded Bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New Jersey issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New Jersey, which are briefly described on the following page.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE
The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.12
Annual Income per unit:                                  $   61.52


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,127.35

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,177,081), divided by the number of units outstanding (2,914), plus a sales charge of 3.290% of the Public Offering Price (3.40% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,090.28 ($37.07 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.45
Other Operating Expenses                             $    0.72
                                                  ---------------
TOTAL                                                $    2.31

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                           New Jersey Taxes and Risks
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NEW JERSEY RISK FACTORS

     The State has experienced a gradual economic recovery since 1992. While employment in manufacturing has declined, employment gains have been recorded in business services, construction and retail sectors. Business investment expenditures and consumer spending have also increased substantially in the State as well as in the nation.

     State appropriations of funds are distributed among a diverse group of public recipients. In fiscal 1997, the largest state aid appropriation is provided for local elementary and secondary education programs, followed by appropriations for operation of the sixteen departments of the state government and other programs including, among others, correctional facilities, the State police, higher education and environmental protection.

     The State and its political subdivisions, agencies and public authorities are authorized to issue general obligation bonds in order to finance capital projects. The repayment of principal and interest on general obligation bonds is secured by the full faith and credit of the State, backed by its taxing authority, without recourse to any special project or source of revenue. An inability to increase taxes may adversely affect the State's ability to authorize or repay debt. In addition, New Jersey law requires the maintenance of a balanced budget, restricting total appropriation increases to 5% annually with respect to any municipality or county. This balanced budget plan may adversely affect the ability of a particular municipality or county to repay its obligations.

     Although there can be no assurance that such conditions will continue, the State's general obligation bonds are currently rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW JERSEY TAXES

     The following summarizes the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters, under existing law:

     1. The proposed activities of the New Jersey Trust will not cause it to be subject to either the Corporation Business Tax ('CBT') or Corporation Income Tax ('CIT'). For domestic or foreign corporations subject to either CBT or CIT who are Unit holders, income from the Units will be taxable.

     2. Income received by Unit holders attributable to interest on New Jersey Bonds will be exempt from New Jersey Gross Income Tax ('GIT'). Although there is no published authority on the subject, counsel is of the opinion that insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds also will be exempt from GIT either as payment in lieu of tax-exempt interest or as payments of insurance proceeds which are not included in any of the classes of income specified as taxable under New Jersey Law. Income distributed to Unit holders attributable to gains on the sale or other disposition of New Jersey Bonds by the Trust, and gains from the sale or other disposition of a Unit, will also be exempt from GIT.

     3. Neither the Trust nor the Unit holders will be subject to New Jersey property tax on the New Jersey Bonds or the Units because intangible personal property is specifically exempt from property taxation.

     4. Units of the Trust held by the estates of New Jersey residents are likely to be subject to Transfer Inheritance and Estate Taxes.

--------------------------------------------------------------------------------
                         Defined New York Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 9 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            14%
/ / General Obligation                                 8%
/ / Housing                                            11%
/ / Industrial Development Revenue                     16%
/ / Municipal Water/Sewer Utilities                    16%
/ / Refunded Bonds                                     17%
/ / Transit Authorities                                11%
/ / Universities/Colleges                              7%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             16%
Capital Markets Assurance Corporation                   11%
Financial Guaranty Insurance Company                    29%
MBIA Insurance Corporation                              44%


RISK FACTORS

The Portfolio is not considered to be concentrated in any particular category of bonds. (See Risk Factors in Part B.) The Portfolio is, however, concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.83
Annual Income per unit:                                  $   58.03


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,103.43

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($9,715,402), divided by the number of units outstanding (9,213), plus a sales charge of 4.43% of the Public Offering Price (4.637% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,054.53 ($48.90 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.14
Other Operating Expenses                             $    0.25
                                                  ---------------
TOTAL                                                $    1.54

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. For the 1996 fiscal year (ended March 31), to address a $5 billion projected budget gap, the State budget included nearly $1 billion of non-recurring measures; a $445 million surplus was realized. To address a $3.9 billion projected gap, the fiscal 1997 budget included $1.3 billion of non-recurring measures. The State realized a $1.4 billion surplus (due primarily to higher-than expected revenue and reduced social services spending). The State adopted a budget for the current year 126 days late, the latest ever, to address a budget deficit estimated at $2.3 billion. Spending will increase by 5.4% (twice the rate of inflation) and balance will be achieved in large part by using the 1997 surplus. At the end of the first six months, the State had a cash basis surplus of $250 million and the Governor has projected a surplus of over $1 billion for the year. However, large budget gaps remain for future years. State general obligation debt is rated A by Standard & Poor's and A2 by Moody's; at March 31, 1997, approximately $5.0 billion face amount was outstanding. 17 State authorities had an aggregate of $75.4 billion of debt outstanding at September 30, 1996, of which approximately $22.5 billion was State supported. Total State-related debt at March 31, 1997 was approximately $37.1 billion.

     New York City finished its 1996 fiscal year with a small surplus, after adopting measures to eliminate a projected $3.1 billion budget gap. The City budget to close a projected $2.6 billion budget gap for the fiscal year ended June 30, 1997, realized a surplus of $1.4 billion. The City has adopted a budget to close a $1.6 billion gap for the 1998 fiscal year. The City proposes to allocate $240 million of an estimated $319 million of unexpected net revenues during the current fiscal year to its reserve fund. Budget revisions rely heavily on questionable assumptions and non-recurring measures ($1.9 billion, $1.2 billion and $2.0 billion respectively, in the 1995, 1996 and 1998 fiscal years), and spending is projected to continue to increase faster than revenue, leaving City-projected future budget gaps of $1.2 billion, $2.8 billion and $2.6 billion, respectively for the 1999 through 2001 fiscal years; fiscal monitors have higher estimates. The City's unemployment rate averaged 9.7% for the first half of 1997. Because the City was expected to reach the constitutional limit on debt issuance this year, the State in 1997 authorized creation of the Transitional Finance Authority to sell over several years up to $7.5 billion of additional bonds, backed by City personal income and sales tax revenues, to fund capital projects. Despite this, if no further action is taken, the City estimates it will reach its debt limit by June 2000. Debt service is expected to consume 20% of projected tax revenues by next year. The State Court of Appeals in March upheld a lower court decision preventing a proposed sale of the City's Water System, which could have provided nearly $1 billion of surplus funds. The City also faces imminent cutoff of Federal funds for over 200,000 illegal immigrants under welfare reform legislation adopted last year. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At March 31, 1997, approximately $26.0 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York (MAC)), $3.8 billion of MAC bonds and $1.2 billion of public benefit corporation debt were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1994, of which $83 million was to finance budget deficits.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

        In the opinion of bond counsel delivered on the date of issuance of the Bonds, interest on the Bonds will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes).

        In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing New York law:

        The Trust is not an association taxable as a corporation, and income received by the Trust will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. A noncorporate investor in Units of the Trust who is a New York State (and
     City) resident will be subject to New York State (and City) personal income taxes on any gain recognized from the disposition of his interest in any Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing the New York State corporate franchise tax or the New York City corporation tax.

--------------------------------------------------------------------------------
                           Defined Ohio Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Ohio bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 31%
/ / Municipal Water/Sewer Utilities                    16%
/ / Refunded Bonds                                     29%
/ / State/Local Municipal Electric
  Utilities                                            7%
/ / Universities/Colleges                              17%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             16%
Financial Guaranty Insurance Company                    39%
MBIA Insurance Corporation                              45%


RISK FACTORS

The Portfolio is concentrated in General Obligation and Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Ohio issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Ohio, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 101% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.24
Annual Income per unit:                                  $   62.98


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,150.24

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,292,048), divided by the number of units outstanding (2,964), plus a sales charge of 3.44% of the Public Offering Price (3.562% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,110.68 ($39.56 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.44
Other Operating Expenses                             $    0.66
                                                  ---------------
TOTAL                                                $    2.24

--------------------------------------------------------------------------------
                              Ohio Taxes and Risks
--------------------------------------------------------------------------------

OHIO RISK FACTORS

     Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Although manufacturing (including auto-related manufacturing) remains an important part of Ohio's economy, the greatest growth in employment in Ohio in recent years, consistent with national trends, has been in the non-manufacturing area. Agriculture and the related agriculture sectors, however, remain a very important segment of the economy in Ohio.

     The general revenue fund ('GRF') appropriations act for the current biennium provides for total GRF biennial expenditures of over $36 million.

     Because GRF cash receipts and disbursements do not precisely coincide, temporary GRF cash flow deficiencies often occur in some months of a fiscal year. Statutory provisions provide for effective management of these temporary cash flow deficiencies by permitting adjustment of payment schedules and the use of the total operating fund.

     At various times, Ohio voters have authorized the incurrence of State debt to which taxes or excises are pledged for payment.

     The Ohio Supreme Court concluded, in a decision released March 24, 1997, that major aspects of the State's system of school funding are unconstitutional. The Court ordered the State to provide for and fund sufficiently a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions by the Ohio General Assembly. In response to a State motion for reconsideration and clarification of its opinion, the Court, on April 25, 1997, indicated that property taxes may still play a role in, but can no longer be the primary means of, school funding. The Court also confirmed that contractual repayment provisions of certain debt obligations issued for school funding will remain valid until the stay terminates.

     Various Ohio municipalities have experienced fiscal difficulties and the State established an act in 1979 to identify and assist cities and villages experiencing defined 'fiscal emergencies'.

     General obligation bonds of the State of Ohio are currently rated Aa1 by Moody's and AA+ by Standard & Poor's, except that highway bonds of the State of Ohio are currently rated AAA by Standard & Poor's. The general obligation bonds and highway bonds are rated AA+ by Fitch. These ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information.

OHIO TAXES

     In the opinion of Vorys, Sater, Seymour and Pease, Columbus, Ohio, special counsel on Ohio tax matters and subject to the assumptions and qualifications contained in such opinion, under existing Ohio law:

     The Ohio Trust is not an association subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles and the Trustees will not be subject to the Ohio personal income tax.

     In calculating an investor's Ohio personal income tax or Ohio corporation franchise tax, an investor will not be required to include in the investor's 'adjusted gross income' or 'net income', as the case may be, the investor's share of interest received by or distributed from the Ohio Trust on any Bond in the Ohio Trust, the interest on which is exempt from Ohio personal income or corporation franchise taxes, as the case may be.

     In calculating an investor's Ohio personal income tax or Ohio corporation franchise tax, an investor will be required to include in the investor's 'adjusted gross income' or 'net income', as the case may be, capital gains and losses which the investor must recognize for Federal income tax purposes (upon the sale or other disposition of Units by the investor or upon the sale or other disposition of Bonds by the Ohio Trust), except gains and losses attributable to Bonds specifically exempted from such taxation by the Ohio law authorizing their issuance. An investor subject to the Ohio corporation franchise tax may, in the alternative if it results in a larger amount of tax payable, be taxed upon its net worth and is required for this purpose to include in its net worth the full value, as shown on the books of the corporation, of all Units which it owns.

     The investor's share of interest received by or distributed from the Ohio Trust on Bonds or gains realized by the investor from the sale, exchange or other disposition of Units by the investor or from the sale, exchange or other disposition of Bonds by the Ohio Trust, as a result of the repeal of the Ohio tax on intangible personal property, might be required to be included in an investor's taxable income for municipal income tax purposes in Ohio if (1) such interest or gain is not exempt from Ohio municipal income taxes by virtue of a specific statutory or constitutional exemption from such taxes (regarding which no blanket opinion is being given), and (2) the Ohio municipality in which the investor resides was taxing such income on or before April 1, 1986, and such tax was submitted to and approved by the voters of such municipality in an election held on November 8, 1988.

     Assuming that the Ohio Trust will not hold any tangible personal property nor any real property, neither Bonds held by the Ohio Trust nor Units of the Ohio Trust held by individuals are subject to any property tax levied by the State of Ohio or any political subdivision thereof.

     Units of the Ohio Trust held by individuals may be subject to Ohio estate taxes.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               34%
/ / Industrial Development Revenue                     15%
/ / Municipal Water/Sewer Utilities                    11%
/ / Refunded Bonds                                     15%
/ / State/Local Municipal Electric
  Utilities                                            17%
/ / Universities/Colleges                              8%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             17%
Capital Market Assurance Corporation                    17%
Financial Guaranty Insurance Company                    11%
MBIA Insurance Corporation                              55%


RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the bonds were valued at a premium over par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 98% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.00
Annual Income per unit:                                  $   60.01


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,101.91

The Public Offering Price as of October 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,203,510), divided by the number of units outstanding (3,001), plus a sales charge of 3.12% of the Public Offering Price (3.225% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,067.48 ($34.43 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.44
Other Operating Expenses                             $    0.64
                                                  ---------------
TOTAL                                                $    2.23

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA'), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA has issued approximately $1.76 billion of Special Revenue Bonds on behalf of the City. However, its power to issue bonds for most purposes expired on December 31, 1994 and its power to issue bonds to finance cash flow deficits expired on December 31, 1996. PICA's authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of June 30, 1997.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BBB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     1. The Fund will be recognized as a trust and will not be taxable as a corporation for Pennsylvania state and local tax purposes.

     2. Units of the Fund are not subject to the County Personal Property Tax presently in effect in Pennsylvania to the extent of that proportion of the Fund represented by bonds issued by the Commonwealth of Pennsylvania, its agencies and instrumentalities, or by any county, city, borough, town, township, school district, municipality or local housing or parking authority in the Commonwealth of Pennsylvania ('Pennsylvania Obligations'). Fund Units may be taxable under the Pennsylvania inheritance and estate taxes.

     3. Distributions to investors in the Fund attributable to interest from Pennsylvania Obligations are not taxable under the Pennsylvania Personal Income Tax or under the Corporate Net Income Tax imposed on corporations by Article IV of the Pennsylvania Tax Reform Code, nor are such distributions taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals.

     4. Although there is no published authority on the subject, counsel is of the opinion that any insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds will be exempt from the Pennsylvania Personal Income Tax either as payments in lieu of tax-exempt interest or as payments of insurance proceeds which are not included in any of the classes of income specified as taxable under the Pennsylvania Personal Income Tax Law. Further, because such insurance proceeds are excluded from the Federal income tax base, such proceeds will not be subject to the Pennsylvania Corporate Net Income Tax. Proceeds from insurance policies are expressly excluded from the Philadelphia School District Investment Income Tax, and, accordingly, insurance proceeds paid to replace defaulted payments under any bonds will not be subject to that tax.

     5. Distributions to investors in the Fund attributable to gain on the disposition by the Fund of Pennsylvania Obligations (whether by sale, redemption or payment at maturity) will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the obligation has been held for more than six months, the Philadelphia School District Investment Income Tax. Distributions attributable to gain on the disposition of any obligation held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

     6. To the extent the value of Units is represented by obligations of the Commonwealth of Puerto Rico or obligations of the territory of Guam, such value will not be subject to the Pennsylvania County Personal Property Tax to the extent required by Federal statutes. Distributions to investors in the Fund attributable to interest on such obligations is not taxable under any of the Pennsylvania State and local income taxes referred to above. Distributions to investors in the Fund attributable to gain on the disposition of such obligations will be taxable under the Pennsylvania State and local income taxes referred to above, except that gain on any obligation held for more than six months is not subject to the Philadelphia School District Investment Income Tax.

     7. Gain on the disposition of a Unit will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the Unit has been held for more than six months, the Philadelphia School District Investment Income tax. Gain on the disposition of a Unit held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $     $0- 41,200  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 24,651- 59,750  $ 41,201- 99,600  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 59,751-124,650  $ 99,601-151,750  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$124,651-271,050  $151,751-271,050  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $271,050        OVER $271,050  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,651- 59,750  $ 41,201- 99,600  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 59,751-124,650  $ 99,601-151,750  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$124,651-271,050  $151,751-271,050  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $271,050        OVER $271,050  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 24,651- 59,750  $ 41,201- 99,600  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
$ 59,751-124,650  $ 99,601-151,750  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$124,651-271,050  $151,751-271,050  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $271,050        OVER $271,050  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15


                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 41,200  19.42     4.96   5.58     6.21   6.83     7.45   8.07     8.69   9.31     9.93
$      0- 24,650                    18.79     4.93   5.54     6.16   6.77     7.39   8.00     8.62   9.24     9.85
                  $ 41,201- 99,600  32.28     5.91   6.64     7.38   8.12     8.86   9.60    10.34  11.07    11.81
$ 24,651- 59,750                    31.74     5.86   6.59     7.33   8.06     8.79   9.52    10.26  10.99    11.72
$ 59,751-124,650  $ 99,601-151,750  35.76     6.23   7.01     7.78   8.56     9.34  10.12    10.90  11.68    12.45
$124,651-271,050  $151,751-271,050  40.80     6.76   7.60     8.45   9.29    10.14  10.98    11.82  12.67    13.51
OVER $271,050        OVER $271,050  44.13     7.16   8.05     8.95   9.84    10.74  11.63    12.53  13.42    14.32


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  24.10     5.27   5.93     6.59   7.25     7.90   8.56     9.22   9.88    10.54
$ 24,651- 59,750  $ 41,201- 99,600  35.75     6.23   7.00     7.78   8.56     9.34  10.12    10.89  11.67    12.45
$ 59,751-124,650  $ 99,601-151,750  38.42     6.50   7.31     8.12   8.93     9.74  10.56    11.37  12.18    12.99
$124,651-271,050  $151,751-271,050  42.89     7.00   7.88     8.75   9.63    10.51  11.38    12.26  13.13    14.01
OVER $271,050        OVER $271,050  46.10     7.42   8.35     9.28  10.20    11.13  12.06    12.99  13.91    14.84


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 24,651- 59,750  $ 41,201- 99,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 59,751-124,650  $ 99,601-151,750  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.89  11.67    12.45
$124,651-271,050  $151,751-271,050  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $271,050        OVER $271,050  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1997*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 24,651- 59,750  $ 41,201- 99,600  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 59,751-124,650  $ 99,601-151,750  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$124,651-271,050  $151,751-271,050  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $271,050        OVER $271,050  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA, FLORIDA, NEW JERSEY, NEW YORK, OHIO AND PENNSYLVANIA TRUSTS)
DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts)
  Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of October 31, 1997 and the related statements of operations and of changes in net assets for the years ended October 31, 1997, and 1996 and the period November 17, 1994 to October 31, 1995. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 1997, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 75 (California, Florida, New Jersey, New York, Ohio and Pennsylvania Trusts), Defined Asset Funds at October 31, 1997 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

New York, N.Y.
December 22, 1997

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,721,013)(Note 1)......................                  $3,294,477
  Accrued interest receivable......................                      35,051
  Cash.............................................                       9,320
                                                                   _____________

              Total trust property.................                   3,338,848

LESS LIABILITY - Accrued expenses..................                       2,861
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  3,169 units of fractional undivided
    interest outstanding (Note 3)..................   $3,294,934
  Undistributed net investment income..............       41,053
                                                    _____________
                                                                     $3,335,987
                                                                   =============
UNIT VALUE ($3,335,987/3,169 units)................                   $1,052.69
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,    October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $186,541     $190,500     $182,563
  Trustee's fees and expenses...............      (5,440)      (5,931)      (4,855)
  Sponsors' fees............................      (1,442)      (1,733)      (1,090)
                                             _________________________________________
  Net investment income.....................     179,659      182,836      176,618
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................       9,772
  Unrealized appreciation of investments....     104,981       43,683      424,800
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................     114,753       43,683      424,800
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $294,412     $226,519     $601,418
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996             1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  179,659   $  182,836   $  176,618
  Realized gain on securities sold
    sold or redeemed..........................       9,772
  Unrealized appreciation of investments......     104,981       43,683      424,800
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     294,412      226,519      601,418
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (179,633)    (183,397)    (133,900)
  Principal...................................      (3,916)
                                               _________________________________________
  Total distributions.........................    (183,549)    (183,397)    (133,900)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  81 units....................................     (82,010)
                                               _________________________________________
NET INCREASE IN NET ASSETS....................      28,853       43,122      467,518

NET ASSETS AT BEGINNING OF PERIOD.............   3,307,134    3,264,012    2,796,494
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,335,987   $3,307,134   $3,264,012
                                               =========================================
PER UNIT:
  Income distributions during period..........      $56.38       $56.43       $41.20
                                               =========================================
  Principal distributions during period.......       $1.22
                                               =========================================
  Net asset value at end of period............   $1,052.69    $1,017.58    $1,004.31
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,169        3,250        3,250
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994, the day prior to the Date of Deposit. Cost of securities at November 17, 1994 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 3,169 units at Date of Deposit..............    $2,855,268
      Less sales charge...................................       128,471
                                                           ______________
      Net amount applicable to Holders....................     2,726,797
      Redemptions of units - net cost of 81 units
        redeemed less redemption amounts..................       (11,183)
      Realized gain on securities sold or redeemed........         9,772
      Principal distributions.............................        (3,916)
      Net unrealized appreciation of investments..........       573,464
                                                           ______________

      Net capital applicable to Holders...................    $3,294,934
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $573,464, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,721,013 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                           Rating                                       Optional
    Portfolio No. and Title of              of             Face                         Redemption
            Securities(4)                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)        Cost(2)      Value(2)
            _____________                  _________       ______  ______ _____________ _____________        _______      ________
 1 California Housing Finance Agency,         AAA      $  455,000   5.700%   2016        02/01/04         $  384,947    $  460,624
   Hsg. Rev. Bonds, Ser. 1994 B (MBIA                                                    @ 102.000
   Ins.)

 2 California Statewide Comm. Dev. Auth.,     AAA         500,000   6.000    2024        08/15/04           432,185        526,445
   Cert. of Part. (Sharp Healthcare                                                      @ 102.000
   Oblig. Group) (MBIA Ins.)

 3 California Statewide Comm.Dev. Auth.,      AAA         200,000   5.500    2023        08/15/03           160,968        200,483
   Cert. of Part. (Sutter Hlth. Oblig.                                                   @ 102.000
   Grp.) (MBIA Ins.)

 4 Anaheim Pub. Fin. Auth., California        AAA         500,000   5.750    2022        04/01/03           418,475        512,700
   Revenue Bonds (City of Anaheim Electric                                               @ 102.000
   Utility San Juan Unit 4 Proj.), Second
   Ser. 1993 (Financial Guaranty Ins.)

 5 Chino Basin, California, Regional Fin.     AAA         500,000   6.000    2016        08/01/04           444,545        530,310
   Auth., Revenue Bonds (Chino Basin                                                     @ 102.000
   Municiple Water District Sewer System
   Project), Ser. 1994 (AMBAC Ins.)

 6 Ontario Redev. Fin. Auth., San             AAA         550,000   5.500    2018        None               449,691        560,698
   Bernardino Cnty., CA (Ontario Redev
   Proj. No. 1), 1993 Rev. Bonds (MBIA
   Ins)

 7 Cnty. of Sacramento, CA, 1994 Pub. Fac.    AAA         460,000   6.400    2019        10/01/04           430,202        503,217
   Proj. (Coroner/Crime Lab and Data Ctr.),                                              @ 102.000
   Cert. of Part. (AMBAC Ins.)

                                                    ______________                                      _____________ _____________
TOTAL                                                  $3,165,000                                         $2,721,013    $3,294,477
                                                    ==============                                      ============= =============

        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,417,899)(Note 1)......................                  $2,837,451
  Accrued interest receivable......................                      42,497
  Cash.............................................                       3,632
                                                                   _____________

              Total trust property.................                   2,883,580

LESS LIABILITY - Accrued expenses..................                       2,729
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,677 units of fractional undivided
    interest outstanding (Note 3)..................   $2,845,515
  Undistributed net investment income..............       35,336
                                                    _____________
                                                                     $2,880,851
                                                                   =============
UNIT VALUE ($2,880,851/2,677 units)................                   $1,076.15
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,    October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $169,858     $181,663     $200,771
  Trustee's fees and expenses...............      (5,164)      (5,574)      (2,455)
  Sponsors' fees............................      (1,254)      (1,706)      (1,174)
                                             _________________________________________
  Net investment income.....................     163,440      174,383      197,142
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      33,363       57,504       41,074
  Unrealized appreciation (depreciation)
    of investments..........................      25,063       (9,077)     403,566
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      58,426       48,427      444,640
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $221,866     $222,810     $641,782
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996             1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  163,440   $  174,383   $  197,142
  Realized gain on securities sold
    or redeemed...............................      33,363       57,504       41,074
  Unrealized appreciation (depreciation)
    of investments............................      25,063       (9,077)     403,566
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     221,866      222,810      641,782
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (163,587)    (175,079)    (150,939)
  Principal...................................      (8,286)      (6,216)     (35,722)
                                               _________________________________________
  Total distributions.........................    (171,873)    (181,295)    (186,661)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  200, 297 and 326 units, respectively........    (208,992)    (321,523)    (340,892)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (158,999)    (280,008)     114,229

NET ASSETS AT BEGINNING OF PERIOD.............   3,039,850    3,319,858    3,205,629
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $2,880,851   $3,039,850   $3,319,858
                                               =========================================
PER UNIT:
  Income distributions during period..........      $59.26       $59.37       $44.51
                                               =========================================
  Principal distributions during period.......       $2.88        $1.97       $11.08
                                               =========================================
  Net asset value at end of period............   $1,076.15    $1,056.60    $1,045.95
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,677        2,877        3,174
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (FLORIDA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994, the day prior to the Date of Deposit. Cost of securities at November 17, 1994 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 2,677 units at Date of Deposit..............    $2,567,387
      Less sales charge...................................       115,539
                                                           ______________
      Net amount applicable to Holders....................     2,451,848
      Redemptions of units - net cost of 823 units
        redeemed less redemption amounts..................      (107,602)
      Realized gain on securities sold or redeemed........       131,941
      Principal distributions.............................       (50,224)
      Unrealized appreciation of investments..............       419,552
                                                           ______________

      Net capital applicable to Holders...................    $2,845,515
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $419,552, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,417,899 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                          Rating                                       Optional
    Portfolio No. and Title of              of            Face                         Redemption
            Securities(4)                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                 _________       ______  ______ _____________ _____________         _______      ________
 1 The Sch. Bd. of Bay Cnty., FL, Cert.      AAA      $  500,000   6.750%   2014        07/01/04          $  491,945    $  559,875
   of Part. (Bay Cnty. Educ. Fac. Fin.                                                  @ 102.000
   Corp.), Ser. 1994 (AMBAC Ins.)

 2 Citrus County, Florida Pollution          AAA         120,000   6.350    2022        08/01/02             111,928       130,363
   Control Refunding Revenue Bonds                                                      @ 102.000
   (Florida Power Corp. - Crystal River
   Power Plant Project), Ser. 1992 B
   (MBIA Ins.)

 3 Dade County, Florida, Public              AAA         445,000   5.625    2018        06/01/03             370,418       452,245
   Facilities Revenue Bonds (Jackson                                                    @ 102.000
   Memorial Hospital), Ser. 1993 (MBIA
   Ins.)

 4 City of Jacksonville, Florida,            AAA         345,000   6.000    2025        10/01/04             305,505       364,292
   Capital Improvement Revenue Bonds                                                    @ 101.000
   (Gator Bowl Project) Ser. 1994 (AMBAC
   Ins.)

 5 Orange Cnty., FL, Tourist Dev. Tax        AAA         180,000   6.000    2024        10/01/04             159,597       190,820
   Rfdg. Rev. Bonds, Ser. 1994 B (MBIA                                                  @ 102.000
   Ins.)

 6 The School Board of Seminole County,      AAA          45,000   6.500    2021(5)     07/01/04              41,786        50,826
   Florida, Certificates of                                                             @ 101.000
   Participation, (Seminole Sch. Bd.
   Leasing Corp.),Ser. 1994 B (MBIA
   Ins.)

 7 City of Tallahassee, Florida, Health      AAA         500,000   6.000    2015        12/01/02             445,340       526,445
   Facilities Revenue Bonds (Tallahassee                                                @ 102.000
   Memorial Regional Medical Center Inc.
   Proj.), Ser. 1992A (MBIA Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                          Rating                                       Optional
    Portfolio No. and Title of              of            Face                         Redemption
            Securities(4)                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                 _________       ______  ______ _____________ _____________         _______      ________
 8 City of West Melbourne, FL, Wtr. and      AAA      $  500,000   6.750%   2017        10/01/04          $  491,380    $  562,585
   Swr. Rev. Rfdg. and Imp. Bonds, Ser.                                                 @ 101.000
   1994 (Financial Guaranty Ins.)

                                                    ______________                                      ______________ ____________
TOTAL                                                 $2,635,000                                          $2,417,899    $2,837,451
                                                    ==============                                      ============== ============

        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,687,840)(Note 1)......................                  $3,177,081
  Accrued interest receivable......................                      47,673
  Cash.............................................                         481
                                                                   _____________

              Total trust property.................                   3,225,235

LESS LIABILITY - Accrued expenses..................                       2,815
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,914 units of fractional undivided
    interest outstanding (Note 3)..................   $3,181,637
  Undistributed net investment income..............       40,783
                                                    _____________
                                                                     $3,222,420
                                                                   =============
UNIT VALUE ($3,222,420/2,914 units)................                   $1,105.84
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,    October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $190,593     $198,337     $198,260
  Trustee's fees and expenses...............      (5,444)      (6,124)      (4,849)
  Sponsors' fees............................      (1,349)      (1,680)      (1,090)
                                             _________________________________________
  Net investment income.....................     183,800      190,533      192,321
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      18,618       16,631       10,121
  Unrealized appreciation of investments....      70,127       14,587      404,528
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      88,745       31,218      414,649
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $272,545     $221,751     $606,970
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996             1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  183,800   $  190,533   $  192,321
  Realized gain on securities sold
    or redeemed...............................      18,618       16,631       10,121
  Unrealized appreciation of investments......      70,127       14,587      404,528
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     272,545      221,751      606,970
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (183,937)    (191,430)    (146,271)
  Principal...................................      (8,672)      (9,547)
                                               _________________________________________
  Total distributions.........................    (192,609)    (200,977)    (146,271)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  118, 121 and 97 units, respectively.........    (128,582)    (129,641)    (102,351)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (48,646)    (108,867)     358,348

NET ASSETS AT BEGINNING OF PERIOD.............   3,271,066    3,379,933    3,021,585
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,222,420   $3,271,066   $3,379,933
                                               =========================================
PER UNIT:
  Income distributions during period..........      $61.60       $61.74       $45.50
                                               =========================================
  Principal distributions during period.......       $2.86        $3.06
                                               =========================================
  Net asset value at end of period............   $1,105.84    $1,078.85    $1,071.97
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,914        3,032        3,153
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW JERSEY TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994, the day prior to the Date of Deposit. Cost of securities at November 17, 1994 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 2,914 units at Date of Deposit..............    $2,836,862
      Less sales charge...................................       127,662
                                                           ______________
      Net amount applicable to Holders....................     2,709,200
      Redemptions of units - net cost of 336 units
        redeemed less redemption amounts..................       (43,956)
      Realized gain on securities sold or redeemed........        45,370
      Principal distributions.............................       (18,219)
      Unrealized appreciation of investments..............       489,242
                                                           ______________

      Net capital applicable to Holders...................    $3,181,637
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $489,242, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,687,840 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                          Rating                                       Optional
    Portfolio No. and Title of              of            Face                         Redemption
            Securities(4)                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                 _________       ______  ______ _____________ _____________         _______      ________
 1 New Jersey Eco. Dev. Auth. Gas Facs.      AAA      $  500,000   6.350%   2022       10/01/04           $  460,340    $  550,160
   Rfdg. Rev. Bonds, (NUI Corp. Proj.),                                                @ 102.000
   1994 Ser. A (AMBAC Ins.)

 2 New Jersey Health Care Facilities         AAA         205,000   6.250    2024       07/01/04              184,703       222,431
   Finance Authority, Revenue Bonds                                                    @ 102.000
   (Monmouth Medical Center Issue), 1994
   Ser. C (FSAM Ins.)

 3 New Jersey Hsg. and Mtge. Fin. Agy.,      AAA         500,000   6.700    2016       10/01/04              480,765       538,874
   Home Buyer Rev. Bonds, Ser. 1994 L                                                  @ 102.000
   (MBIA Ins.)

 4 The Essex County Improvement              AAA         420,000   7.000    2024(5)    12/01/04              421,672       491,711
   Authority, New Jersey General                                                       @ 102.000
   Obligation Lease Revenue Bonds
   (County Jail and Youth House
   Project), Ser. 1994 (AMBAC Ins.)

 5 Gloucester County Utility Authority,      AAA         355,000   6.250    2024(5)    01/01/04              322,052       395,332
   New Jersey, Sewer Revenue Bonds, Ser.                                               @ 102.000
   1994 (MBIA Ins.)

 6 The County of Middlesex, New Jersey,      AAA         410,000   6.125    2019       02/15/04              370,558       436,683
   Certificate of Participation (PBCF                                                  @ 101.000
   New Jersey, Inc.)(MBIA Ins.)

 7 The Pollution Control Finance             AAA         500,000   6.250    2031       06/01/04              447,750       541,890
   Authority of Salem, New Jersey,                                                     @ 102.000
   Pollution Control Revenue Refunding
   Bonds (Pulic Service Electric and Gas
   Company Project) (MBIA Ins.)

                                                    ______________                                      _____________ _____________
TOTAL                                                 $2,890,000                                          $2,687,840    $3,177,081
                                                    ==============                                      ============= =============

        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $8,007,648)(Note 1)......................                  $9,715,402
  Accrued interest receivable......................                     147,331
                                                                   _____________

              Total trust property.................                   9,862,733

LESS LIABILITIES:
  Advance from Trustee.............................   $    9,081
  Accrued expenses.................................        5,300         14,381
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  9,213 units of fractional undivided
    interest outstanding (Note 3)..................    9,717,767
  Undistributed net investment income..............      130,585
                                                    _____________
                                                                     $9,848,352
                                                                   =============
UNIT VALUE ($9,848,352/9,213 units)................                   $1,068.96
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,   October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $559,373     $568,121   $  567,382
  Trustee's fees and expenses...............     (10,172)     (10,893)      (7,835)
  Sponsors' fees............................      (4,228)      (4,906)      (3,290)
                                             _________________________________________
  Net investment income.....................     544,973      552,322      556,257
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      44,957       50,244       28,228
  Unrealized appreciation (depreciation)
    of investments..........................     324,333      (51,449)   1,434,868
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     369,290       (1,205)   1,463,096
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $914,263     $551,117   $2,019,353
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996
                                                    1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  544,973   $  552,322  $   556,257
  Realized gain on securities sold
    or redeemed...............................      44,957       50,244       28,228
  Unrealized appreciation (depreciation)
    of investments............................     324,333      (51,449)   1,434,868
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     914,263      551,117    2,019,353
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (547,914)    (553,122)    (418,684)
  Principal...................................      (5,599)     (10,358)
                                               _________________________________________
  Total distributions.........................    (553,513)    (563,480)    (418,684)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS:
  Issuance of 5000 units......................                             4,345,295
  Redemptions of 277, 273 and 237 units,
    respectively..............................    (291,303)    (288,060)    (244,035)
                                               _______________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........      69,447     (300,423)   5,701,929

NET ASSETS AT BEGINNING OF PERIOD.............   9,778,905   10,079,328    4,377,399
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $9,848,352   $9,778,905  $10,079,328
                                               =========================================
PER UNIT:
  Income distributions during period..........      $58.35       $58.05       $42.15
                                               =========================================
  Principal distributions during period.......       $0.59        $1.07
                                               =========================================
  Net asset value at end of period............   $1,068.96    $1,030.44    $1,032.40
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       9,213        9,490        9,763
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994, the day prior to the Date of Deposit. Cost of securities was also based on such offer side evaluations ; that cost of securities deposited subsequently is based on offer side evaluations at dates of purchase. Gains or losses on sales or redemptions of securities are computed using the first-in, first-out method.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 9,213 units at Dates of Deposit.............    $8,414,885
      Less sales charge...................................       378,666
                                                           ______________
      Net amount applicable to Holders....................     8,036,219
      Redemptions of units - net cost of 787 units
        redeemed less redemption amounts..................      (126,678)
      Realized gain on securities sold or redeemed........       123,429
      Principal distributions.............................       (15,957)
      Unrealized appreciation of investments..............     1,707,752
                                                           ______________

      Net capital applicable to Holders...................    $9,724,765
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,707,752, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $8,007,648 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                           Rating                                       Optional
    Portfolio No. and Title of              of             Face                         Redemption
            Securities(4)                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                  _________       ______  ______ _____________ _____________         _______      ________
 1 Dormitory Authority of the State of       AAA       $1,500,000   6.300%   2024       07/01/04           $1,365,060    $1,675,290
   New York, City University System                                                     @ 102.000
   Consolidated Third General Resolution
   Revenue Bonds, 1994 Ser. 1 (AMBAC
   Ins.)

 2 Dormitory Auth. of the State of New       AAA          640,000   5.250    2013       None                  519,161       654,349
   York, State Univ. Educl. Facs. Rev.
   Bonds, 1993 Ser. B (Financial
   Guaranty Ins.)

 3 New York State Energy Research and        AAA        1,500,000   6.050    2034       04/01/04            1,295,055     1,586,985
   Development Authority, Pollution                                                     @ 102.000
   Control Refunding Revenue (New York
   State Electric and Gas Corporation
   Project), 1994 Ser. A (MBIA Ins.)

 4 Metro Trans. Auth., NY, Transit Facs.     AAA        1,000,000   6.000    2014       07/01/03              885,515     1,053,990
   Rev. Bonds, Ser. M (CAPMAC Ins.)                                                     @ 101.500

 5 State of New York Mtge. Agy.,             AAA        1,000,000   6.450    2014       06/01/04              932,820     1,079,070
   Homeowner Mtge. Rev. Bonds (MBIA                                                     @ 102.000
   Ins.)

 6 New York State Thruway Auth., Gen.        AAA        1,295,000   5.500    2023       01/01/02            1,043,781     1,298,717
   Rev. Bonds, Ser. A (Financial                                                        @ 100.000
   Guaranty Ins.)

 7 Albany Municipal Water Finance            AAA          730,000   5.500    2022       12/01/03              590,852       733,745
   Authority, New York, Water and Sewer                                                 @ 102.000
   System Revenue Bonds, Ser. 1993 A
   (Financial Guaranty Ins.)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                           Rating                                       Optional
    Portfolio No. and Title of              of             Face                         Redemption
            Securities(4)                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                  _________       ______  ______ _____________ _____________         _______      ________
 8 The City of New York, NY, G.O. Bonds,     AAA       $  725,000   6.950%   2012       08/15/04           $  721,238    $  826,369
   Fiscal 1995 Ser. B (MBIA Ins.)                                                       @ 101.000
                                                           20,000   6.950    2012(5)    08/15/04               19,896        23,189
                                                                                        @ 101.000

 9 New York City, NY, Muni. Wtr. Fin.        AAA          770,000   5.500    2015       06/15/04              634,270       783,698
   Auth., Ser F (MBIA Ins.)                                                             @ 101.500

                                                    ______________                                      _____________ _____________
TOTAL                                                  $9,180,000                                          $8,007,648    $9,715,402
                                                    ==============                                      ============= =============

        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,823,676)(Note 1)......................                  $3,292,048
  Accrued interest receivable......................                      78,722
                                                                   _____________

              Total trust property.................                   3,370,770

LESS LIABILITIES:
  Advance from Trustee.............................   $   23,831
  Accrued expenses.................................        2,816         26,647
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,964 units of fractional undivided
    interest outstanding (Note 3)..................    3,299,509
  Undistributed net investment income..............       44,614
                                                    _____________
                                                                     $3,344,123
                                                                   =============
UNIT VALUE ($3,344,123/2,964 units)................                   $1,128.25
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,    October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $200,385     $210,275     $203,636
  Trustee's fees and expenses...............      (5,379)      (6,021)      (4,778)
  Sponsors' fees............................      (1,394)      (1,715)      (1,090)
                                             _________________________________________
  Net investment income.....................     193,612      202,539      197,768
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      23,801        9,520        3,546
  Unrealized appreciation of investments....      44,855       26,736      396,781
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      68,656       36,256      400,327
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $262,268     $238,795     $598,095
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (OHIO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996             1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  193,612   $  202,539   $  197,768
  Realized gain on securities sold
    or redeemed...............................      23,801        9,520        3,546
  Unrealized appreciation of investments......      44,855       26,736      396,781
                                               _________________________________________
  Net increase in net assets resulting
    from operations...............................     262,268      238,795      598,095
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (194,003)    (203,318)    (148,201)
  Principal...................................      (8,237)      (4,911)
                                               _________________________________________
  Total distributions.........................    (202,240)    (208,229)    (148,201)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  168, 78 and 40 units, respectively..........    (186,930)     (85,103)     (44,445)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (126,902)     (54,537)     405,449

NET ASSETS AT BEGINNING OF PERIOD.............   3,471,025    3,525,562    3,120,113
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,344,123   $3,471,025   $3,525,562
                                               =========================================
PER UNIT:
  Income distributions during period..........      $63.22       $63.40       $45.86
                                               =========================================
  Principal distributions during period.......       $2.63        $1.53
                                               =========================================
  Net asset value at end of period............   $1,128.25    $1,108.25    $1,098.31
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,964        3,132        3,210
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (OHIO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994 the day prior to the Date of Deposit. Cost of securities at November 17, 1994 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 2,964 units at Date of Deposit..............    $2,979,636
      Less sales charge...................................       134,091
                                                           ______________
      Net amount applicable to Holders....................     2,845,545
      Redemptions of units - net cost of 286 units
        redeemed less redemption amounts..................       (38,127)
      Realized gain on securities sold or redeemed........        36,867
      Principal distributions.............................       (13,148)
      Unrealized appreciation of investments..............       468,372
                                                           ______________

      Net capital applicable to Holders...................    $3,299,509
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $468,372, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,823,676 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE OHIO TRUST (INSURED)
AS OF OCTOBER 31, 1997
                                            Rating                                      Optional
    Portfolio No. and Title of                of            Face                        Redemption
            Securities(4)                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)       Cost(2)      Value(2)
            _____________                  _________       ______  ______ _____________ _____________       _______      ________
 1 State of Ohio, Higher Educl. Fac.         AAA       $  500,000   6.600%   2017       12/01/03         $  485,590    $  559,250
   Mtge. Rev. Bonds (Univ. of Dayton                                                    @ 102.000
   1992 Proj.) (Financial Guaranty Ins.)

 2 City of Cleveland, Ohio, Public Power     AAA          420,000   7.000    2024(5)    11/15/04            412,260       491,383
   System First Mortgage Revenue Bonds,                                                 @ 102.000
   Ser. 1994A (MBIA Ins.)

 3 City of Cleveland, OH, Var. Pur. G.O.     AAA          445,000   6.700    2018(5)    11/15/04            437,190       512,627
   Bonds, Ser. 1994 (MBIA Ins.)                                                         @ 102.000

 4 City of Hamilton, Ohio, Electric          AAA          200,000   6.000    2023       10/15/02            177,566       211,142
   System Mortgage Revenue Refunding                                                    @ 102.000
   Bonds, 1992 Ser. A (Financial
   Guaranty Ins.)

 5 Lakewood City School Dist., OH,           AAA          455,000   6.950    2015       12/01/04            458,667       523,195
   School Imp. Bonds, Ser. 1994 (Gen.                                                   @ 102.000
   Oblig. Unlimited Tax) (MBIA Ins.)

 6 City of Mason, Ohio, Sewer System         AAA          460,000   6.000    2019       12/01/04            410,950       486,188
   Mortgage Revenue Bonds, Ser. 1994                                                    @ 101.000
    (Financial Guaranty Ins.)

 7 Wooster City School Dist., Wayne          AAA          460,000   6.500    2017       12/01/02            441,453       508,263
   Cnty., OH, G.O. Bonds (Unlimited Tax)                                                @ 102.000
    (AMBAC Ins.)

                                                    ______________                                    ______________ ______________
TOTAL                                                  $2,940,000                                        $2,823,676    $3,292,048
                                                    ==============                                    ============== ==============
        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,687,234)(Note 1)......................                  $3,203,510
  Accrued interest receivable......................                      58,775
                                                                   _____________

              Total trust property.................                   3,262,285

LESS LIABILITIES:
  Advance from Trustee.............................   $    8,404
  Accrued expenses.................................        2,815         11,219
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,001 units of fractional undivided
    interest outstanding (Note 3)..................    3,209,353
  Undistributed net investment income..............       41,713
                                                    _____________
                                                                     $3,251,066
                                                                   =============
UNIT VALUE ($3,251,066/3,001 units)................                   $1,083.33
                                                                   =============


                         See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                        November 17,
                                                                               1994
                                                                                 to
                                               Years Ended October 31,    October 31,
                                                 1997         1996             1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $190,422     $197,354     $194,486
  Trustee's fees and expenses...............      (5,361)      (6,021)      (4,902)
  Sponsors' fees............................      (1,387)      (1,713)      (1,090)
                                             _________________________________________
  Net investment income.....................     183,674      189,620      188,494
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      14,986       10,603        4,332
  Unrealized appreciation of investments....      74,451       19,455      422,370
                                             _________________________________________

  Net realized and unrealized gain on
    investments.............................      89,437       30,058      426,702
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $273,111     $219,678     $615,196
                                             =========================================


                                 See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           November 17,
                                                                                  1994
                                                                                    to
                                                 Years Ended October 31,    October 31,
                                                   1997         1996             1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  183,674   $  189,620   $  188,494
  Realized gain on securities sold
    or redeemed...............................      14,986       10,603        4,332
  Unrealized appreciation of investments......      74,451       19,455      422,370
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     273,111      219,678      615,196
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (183,697)    (190,244)    (142,775)
  Principal...................................      (7,182)      (4,295)
                                               _________________________________________
  Total distributions.........................    (190,879)    (194,539)    (142,775)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  108, 96 and 45 units, respectively..........    (115,364)     (99,011)     (45,646)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (33,132)     (73,872)     426,775

NET ASSETS AT BEGINNING OF PERIOD.............   3,284,198    3,358,070    2,931,295
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $3,251,066   $3,284,198   $3,358,070
                                               =========================================
PER UNIT:
  Income distributions during period..........      $60.12       $60.26       $44.07
                                               =========================================
  Principal distributions during period.......       $2.31        $1.34
                                               =========================================
  Net asset value at end of period............   $1,083.33    $1,056.35    $1,047.76
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       3,001        3,109        3,205
                                               =========================================


                  See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on November 17, 1994 was based upon offer side evaluations at November 15, 1994, the day prior to the Date of Deposit. Cost of securities at November 17, 1994 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 3,001 units at Date of Deposit..............    $2,834,256
      Less sales charge...................................       127,543
                                                           ______________
      Net amount applicable to Holders....................     2,706,713
      Redemptions of units - net cost of 249 units
        redeemed less redemption amounts..................       (32,080)
      Realized gain on securities sold or redeemed........        29,921
      Principal distributions.............................       (11,477)
      Unrealized appreciation of investments..............       516,276
                                                           ______________

      Net capital applicable to Holders...................    $3,209,353
                                                           ==============

  4.  INCOME TAXES

      As of October 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $516,276, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,687,234 at October 31, 1997.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75
DEFINED ASSET FUNDS

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF OCTOBER 31, 1997

                                          Rating                                       Optional
    Portfolio No. and Title of              of            Face                         Redemption
            Securities(4)                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                 _________       ______  ______ _____________ _____________         _______      ________
 1 The Hospital Authority of the County      AAA      $  500,000   6.250%   2022        07/01/02          $  448,795    $  530,615
   of Beaver, Hospital Revenue Bonds,                                                   @ 102.000
   Pennsylvania, Ser. 1992 A (AMBAC
   Ins.)

 2 Exeter Turnpike Authority, Berks          AAA         450,000   6.200    2022(5)     07/15/02             401,179       486,837
   County, Pennsylvania, Guaranteed                                                     @ 100.000
   Sewer Revenue Bonds, Ser. of 1993
   (MBIA Ins.)

 3 Erie County Hospital Authority            AAA         500,000   6.375    2022        07/01/02             456,316       542,740
   (Commomwealth of Pennsylvania)                                                       @ 102.000
   Hospital Revenue Bonds, Ser. A of
   1992 (MBIA Ins.)

 4 North Penn Water Authority                AAA         315,000   6.200    2022        11/01/02             284,243       335,727
   (Montgomery County, Pennsylvania)                                                    @ 101.000
   Water Revenue Bonds, Ser. 1992
   (Financial Guaranty Ins.)

 5 Northampton Cnty., PA, Higher             AAA         250,000   5.750    2018        11/15/02             212,640       256,237
   Education Auth., Univ. Rev. Bonds                                                    @ 102.000
   (Lehigh Univ.) 1993 Ser. A (MBIA
   Ins.)

 6 York Cnty. Indl. Dev. Auth., PA,          AAA         465,000   6.450    2019        10/01/04             432,436       514,639
   Poll. Ctl. Rev. Rfdg., Bonds, Ser.                                                   @ 102.000
   1994 A (MBIA Ins.)

 7 City of Philadelphia, PA, Gas Wks.        AAA         500,000   6.375    2026        07/01/03             451,625       536,715
   Rev. Bonds, Fourteenth Ser. (CAPMAC                                                  @ 102.000
   Ins.)

                                                    ______________                                      _____________ _____________
TOTAL                                                 $2,980,000                                          $2,687,234    $3,203,510
                                                    ==============                                      ============= =============

        See Notes to Portfolios on Pages D - 34 and D - 35.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA, FLORDIA, NEW JERSEY NEW YORK, OHIO AND PENNSYLVANIA TRUSTS)

DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF OCTOBER 31, 1997

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. A description of the rating symbols and their meanings appears under "Descriptions of Ratings" in this Prospectus, Part B.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

   (4) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 75 (CALIFORNIA, FLORDIA, NEW JERSEY NEW YORK, OHIO AND PENNSYLVANIA TRUSTS)

DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF OCTOBER 31, 1997

   (5) Bonds with aggregate face amounts of $45,000, $775,000, $20,000, $865,000 and $450,000 for the Florida, New Jersey, New York, Ohio and Pennsylvania Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
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                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                        MUNICIPAL INVESTMENT TRUST FUND
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY
                                  BE OBTAINED
      WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Redeem or Sell Units...........................         10
Income, Distributions and Reinvestment................         11
Fund Expenses.........................................         12
Taxes.................................................         13
Records and Reports...................................         14
                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         15
Exchange Option.......................................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Secondary Market Sales Charge Schedule....        b-1
Appendix C--Sales Charge Schedules for Municipal Asset
Funds, Municipal Series...............................        c-1
Supplemental Information...............................Back Cover


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of Defined Asset Funds were deposited in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa (the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refundings) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     Every investment involves some risk; for example, the market prices of most fixed-income investments decline when interest rates rise, and this exposure increases with the remaining life of the investment. Historically, however, municipal bonds generally have been second only in creditworthiness to U.S. government obligations. Municipal unit trusts can be an efficient alternative to investing in actively managed funds. Active management of a portfolio of quality municipal bonds may not be as important as with other securities. Insured bonds provide additional assurance of prompt payments of interest and principal (but not stability of market value). the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails within the 90-day period following the initial date of deposit, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond that is not a 'when, as and if issued' bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after the initial date of deposit, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, if the value of any short-term Bonds intended for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units. Recent and significant changes in Federal welfare policy may have substantial negative impact on certain states, and localities within those states, making their ability to maintain balanced finances more difficult in the future.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon revenues of the project, excise taxes or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry. The movement to introduce competition in the investor-owned electric utility industry is likely to indirectly affect municipal utility systems by inducing them to maintain rates as low as possible. In this effort to keep rates low, municipal utilities may have more trouble raising rates to completely recover investment in generating plant;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital, mental health, nursing home, retirement community and visiting nurse bonds whose payments are dependent upon revenues of hospitals and other health care providers. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care providers. Hospitals must also deal with shifting competition resulting from hospital mergers and affiliations and the need to reduce costs as HMOs increase market penetration. Nursing homes need to keep residential facilities for the elderly, which are not reimbursable from Medicare/Medicaid, on a profitable basis. Hospital supply and drug companies must deal with their need to raise prices in an environment where hospitals and other health care providers are under intense pressure to keep their costs low. Hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care providers. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. Some hospitals have been required to pay monetary penalties to the IRS;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs (such as the recently enacted phased repeal of the Puerto Rico and possession federal tax credit) could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bonds sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankup or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurcase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is hown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In an Insured Series, in the event that the rating of an insurance company insuring a bond is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal, except at the sole option of the insurer, or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:


                                                                                        FINANCIAL INFORMATION
                                                                                      AS OF DECEMBER 31, 1996
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,585         $       899
Asset Guaranty Insurance Co. (AA by S&P)                       1988                204                  87
Capital Markets Assurance Corp. (CAPMAC)............           1987                321                 194
Connie Lee Insurance Company........................           1987                233                 116
Continental Casualty Company (A+ by S&P)                       1948             21,168               4,638
Financial Guaranty Insurance Company................           1984              2,392               1,093
Financial Security Assurance Inc. (FSA) (including
  Financial Security Assurance of Maryland Inc.
  (FSAM) (formerly Capital Guaranty Insurance
  Company)..........................................           1984              1,155                 449
Firemen's Insurance Company of Newark, NJ (A-by
  S&P)..............................................           1855              1,930                 420
Industrial Indemnity Co. (HIBI) (A+ by S&P).........           1920              1,368                 219
MBIA Insurance Corporation..........................           1986              4,189               1,467


     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be aasdversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

Funds Without a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge scheduled in Appendix B) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix B). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix B. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

Funds with a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds, although this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor. Units purchased after the deduction of the first Deferred Sales Charge installment will be charged the up-front per Unit sales charge indicated in Part A of this Prospectus based on the Public Offering Price (less the value of the short-term bonds reserved to pay the deferred sales charge not yet accrued), multiplied by the number of Deferred Sales Charge installments already deducted. Units purchased after the deduction of the final Deferred Sales Charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth in Appendix B.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix C. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received for the SEC.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units--

Redeeming Units with the Trustee). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

     You can redeem your Units at any time for a price based on net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at the same price. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

     You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

     Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount based on the net asset value of your Units. Because of sales charges, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses and any remaining deferred sales charges, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Funds with deferred sales charges, if you redeem or sell your Units before the final deferred sales charge installment date, the remaining deferred sales charges will be deducted from the net asset value.

     As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and may also reduce the size and diversity of the Fund. If Bonds are being sold during a time when additional Units are being created by the purchase of additional Bonds (as described under Portfolio Selection), Bonds will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Bond in the Portfolio.

     The Trustee is authorized, on a redemption request for Units with a value exceeding $250,000 by any investor who acquired 25% or more of the outstanding Units of a Trust, to pay part or all of the redemption 'in kind' (by the distribution of Bonds and cash with an aggregate value equal to the applicable Redemption Price of the Units tendered for redemption). The Trustee will attempt to make a pro rata distribution of Bonds in the Portfolio, but reserves the right to distribute solely one or more Bonds. The distribution will be made to the distribution agent and either held for the account of the investor or disposed of in accordance with the instructions of the investor. Any transaction costs as well as transfer and ongoing custodial fees on sales of the Bonds distributed in kind will be borne by the redeeming investor.

     Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

     The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of sales charges, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, distributions of amounts necessary to pay any deferred sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses and the portion of any deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual

Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Advertisements and sales literature may illustrate the effects of compounding at different hypothetical interest rates. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee currently estimated at $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to Defined Asset Funds, currently estimated at $0.10 per Unit. While these fees may exceed their costs of providing services to the Fund, the total Sponsor fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing certain Funds, as shown in Part A of the Prospectus, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following summary describes some of the important income tax consequences of holding Units, assuming that the investor is not a dealer, financial institution or insurance company or other investor with special circumstances. Investors should consult their tax advisers about an investment in the Fund.

     At the date of issue of each Bond, counsel for the issuer delivered an opinion to the effect that interest on the Bond is generally exempt from regular federal income tax. However, interest may be taken into account in determining alternative minimum tax under certain circumstances and may also be subject to state and local taxes. Neither the Sponsors nor Davis Polk & Wardwell has reviewed the issuance of the Bonds, related proceedings or the basis of the opinions of counsel for the issuers. There can be no assurance, therefore, that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the Bonds were determined not to be tax-exempt, investors may be required to pay income tax for current and prior years, and if the Fund were to sell the Bond, it might have to sell it at a substantial discount.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

GENERAL TREATMENT OF THE FUND

     The Fund will not be taxed as a corporation for federal income tax purposes, and each investor will be considered to own directly a share of each Bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

     Upon a disposition of all or part of an investor's pro rata portion of a Bond (by sale, exchange or redemption of the Bond or his Units), an investor will generally recognize capital gain or loss. However, gain from the disposition will generally be ordinary income to the extent of any accrued 'market discount'. An investor will generally have market discount to the extent that his basis in a bond when he purchases a Unit is less than its stated redemption price at maturity (or, if it is an 'original issue discount' bond, the issue price increased by 'original issue discount' that has accrued to previous holders). Investors should consult their tax advisers in this regard.

     The excess of a non-corporate investor's net long-term capital gains over his net short-term capital losses may be subject to tax at a lower rate than ordinary income. A capital gain or loss is long-term if the investment is held for more than one year and short-term if held for one year or less. Because the deduction of capital losses is subject to limitations, an investor may not be able to deduct all of his capital losses.

INVESTOR'S BASIS IN THE BONDS

     An investor's aggregate basis in the Bonds will be equal to the cost of his Units, including any sales charges and the organizational expenses borne by the investor but excluding any amount paid for accrued interest, and adjusted to reflect any accruals of 'original issue discount', 'acquisition premium' and 'bond premium'. Investors should consult their tax advisers in this regard.

EXPENSES

     A non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund. Also, if an investor borrowed money in order to purchase or carry his Units, he will not be able to deduct the interest on this borrowing. The Internal Revenue Service may treat an investor's purchase of Units as made with borrowed money even if the borrowed money was not directly used to purchase the Units.

STATE AND LOCAL TAXES

     Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. The income recognized by investors that are New York taxpayers will not be tax-exempt in New York except to the extent it is earned on Bonds that are tax-exempt for New York purposes. Depending on where investors live, income from the Fund may be subject to state and local taxation. Investors should consult their tax advisers in this regard.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

     The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of this Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. Average annual compounded rates of return of selected asset classes over various periods of time may also be compared to the rate of inflation over the same periods.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income and balance for their portfolios for more than 30 years. As tax reforms over the years have eliminated many of the ways to reduce individual taxes, municipal bonds have remained a significant source of tax-free income. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Defined equity funds offer growth potential and some protection against inflation. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cost-effective than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one.

Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income.

EXCHANGE OPTION

     You may exchange Units of the Fund for units of certain other Defined Asset Funds subject only to a reduced sales charge.

     Upon the deduction of the final Deferred Sales Charge installment for the Fund, you may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge or to any remaining deferred sales charge on the units being exchanged, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. An exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
                        MUNICIPAL INVESTMENT TRUST FUND
                     SECONDARY MARKET SALES CHARGE SCHEDULE


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                     65.00%
250-499                           80                      52.00
500-749                           60                      39.00
750-999                           45                      29.25
1,000 or more                     35                      22.75


                             EFFECTIVE SALES CHARGE


                                     AS PERCENT       AS PERCENT
             TIME TO                OF BID SIDE        OF PUBLIC
             MATURITY                EVALUATION    OFFERING PRICE
----------------------------------  -------------  -----------------
Less than six months                          0%               0%
Six months to less than 1 year            0.503             0.50
1 year to less than 2 years               1.010             1.00
2 years to less than 3 years              1.523             1.50
3 years to less than 4 years              2.302             2.25
4 years to less than 5 years              2.828             2.75
5 years to less than 6 years              3.093             3.00
6 years to less than 7 years              3.359             3.25
7 years to less than 8 years              3.627             3.50
8 years to less than 9 years              4.167             4.00
9 years to less than 12 years             4.439             4.25
12 years to less than 15 years            4.712             4.50
15 years or more                          5.820             5.50


     For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

     For Funds with a deferred sales charge, Units purchased after the deduction of the final deferred sales charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth above. The dealer concession for these funds with a deferred sales charge will be 65% of the Effective Sales Charge after all deferred charges have been deducted. Until that time, the dealer concession will be 65% of the difference between the offer price and the remaining deferred sales charge to be collected.

                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
                                   APPENDIX C
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased in the second through fifth year of the Fund will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund, but in no event earlier than the business day following the fourth quarterly payment date.

     The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:


                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                                                                                        AMOUNT      DEFERRED SALES
                                                                                  DEFERRED PER             CHARGES
                                                                                  $1,000 INVESTED  PER $1,000 INVESTED
                     -----------------------------------------------------------  ---------------  ---------------------
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00


     To the extent that the initial up-front sales charge does not commence until the business day following the fourth quarterly payment date (as provided above), the annual increase in the up-front sales charge will be similarly delayed.

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
          1                  $   25.00
          2                      15.00
          3                      10.00
          4                       5.00
  5 and thereafter                None

     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:
                    UNITS PURCHASED ON INITIAL OFFERING DATE


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00


                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00


                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00


                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

PROSPECTUS FORMAT

     This prospectus consists of a Part A and this Part B. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made. Copies of filed material can be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The Commission also maintains a Web site that contains information statements and other information regarding registrants such as Defined Asset Funds that file electronically with the Commission at http://www.sec.gov.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                 15900-5/97

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series--75
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Bank of New York                    investment company not contained in its
Unit Investment Trust Department        registration statement and exhibits
P.O. Box 974                            relating thereto; and any information or
Wall Street Station                     representation not contained therein
New York, NY 10268-0974                 must not be relied upon as having been
1-800-221-7771                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        15012--1/98

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Intermediate Term Series--308, 1933 Act File No. 333-30863).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--75
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--75, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 9TH DAY OF JANUARY, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT H. LESSIN
      WILLIAM J. MILLS, II
      MICHAEL B. PANITCH
      PAUL UNDERWOOD

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)